PROVISIONS	12 Months Ended
Dec. 31, 2019
Disclosure of other provisions [abstract]
PROVISIONS
NOTE 14 – PROVISIONS

	Legal claims (see note 20)	Equipment warranty	Dismantling and restoring sites obligation	Group's share in PHI's provisions (see note 9)
	New Israeli Shekels in millions
Balance as at January 1, 2019	62	2	13	14
Share in PHI's accounts included as of January 1, 2019			14	(14)
Additions during the year	3	3	*
Finance costs			*
Decrease during the year	(23)	(4)	(4)
Balance as at December 31, 2019	42	1	23	-
Non-current			23	-
Current	42	1

Balance as at December 31, 2018	62	2	13	14
Non-current			13	14
Current	62	2

*   Representing an amount of less than NIS 1 million